24 Contingencies (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	May 31, 2018	Dec. 31, 2009
DisclosureOfContingenciesLineItems [Line Items]
Labor claims for health and security cases	R$ 604		R$ 477
Payment of non-controlling preferred shareholders the distribution of the remaining profits	186,000
PIS and COFINS Sundry [Member]
DisclosureOfContingenciesLineItems [Line Items]
Labor claims for health and security cases	148,000
Tax Contingent Liability [Member] | Tax Claims ICMS [Member]
DisclosureOfContingenciesLineItems [Line Items]
Provisions for fine for tax offense	297,456		280,622
Claims with possible chance of loss	740,000
Claims offered as collateral			148,000
Tax Contingent Liability [Member] | IOF [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	167,000
Claims offered as collateral	59,000
Tax Contingent Liability [Member] | IRRF, IR and CSL - Commission expenses [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	133,000
Tax Contingent Liability [Member] | IR and CSL - Exchange variation on naphtha imports [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	103,000
Tax Contingent Liability [Member] | Isolated fine - failure to ratify DCOMPS
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	289,000
Tax Contingent Liability [Member] | IRPJ/CSLL - Negative Balance - Offset [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	196,000
Tax Contingent Liability [Member] | IPI and II - Customs difference [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	82,000
Tax Contingent Liability [Member] | PIS and COFINS - DCide-Fuels Tax Offset [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	144,000
Tax Contingent Liability [Member] | Exports - Customs Fine - Fraudulent Interposition - IRPJ/CSLL - Income Not Reported [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	75,000
Tax Contingent Liability [Member] | Braskem Qpar [Member] | Tax Claims ICMS [Member]
DisclosureOfContingenciesLineItems [Line Items]
Fine for tax offense					R$ 480,389
Tax Contingent Liability [Member] | Braskem Qpar [Member] | Periods February 2004 To August 2005 November 2005 To February 2006 And September 2006 To January 2008 [Member] | Tax Claims ICMS [Member]
DisclosureOfContingenciesLineItems [Line Items]
Estimated amount at risk in main tax and social security lawsuits					53,478
Tax Contingent Liability [Member] | Braskem Qpar [Member] | December 2004 to August 2005 | Tax Claims ICMS [Member]
DisclosureOfContingenciesLineItems [Line Items]
Estimated amount at risk in main tax and social security lawsuits					1,581
Tax Contingent Liability [Member] | Braskem Qpar [Member] | August 2004 to November 2005 [Member] | Tax Claims ICMS [Member]
DisclosureOfContingenciesLineItems [Line Items]
Estimated amount at risk in main tax and social security lawsuits					R$ 3,105
Tax Contingent Liability [Member] | Social Security Contributions [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	53,000
Other administrative proceedings	47,000
Tax Contingent Liability [Member] | Guarantee Insurance [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	3,700
Tax Contingent Liability [Member] | Guarantee Insurance [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	30,000
Tax Contingent Liability [Member] | Non Cumulative PIS And COFINS Taxes [Member]
DisclosureOfContingenciesLineItems [Line Items]
Provisions for fine for tax offense	193,139		154,673
Claims with possible chance of loss	1,200,000
Tax Contingent Liability [Member] | PIS And COFINS Taxes [Member]
DisclosureOfContingenciesLineItems [Line Items]
Provisions for fine for tax offense	63,291		R$ 59,739
Claims with possible chance of loss	883,000
Tax Contingent Liability [Member] | IR and CSL - Charges with Goodwill Amortization [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	1,000,000			R$ 403,000
Corporate Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Unsecured provision for corporate claims	64,305
Payment of non-controlling preferred shareholders the distribution of the remaining profits	15,345
Caustic Soda Transportation [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	65,800
Civil Claims Resale Of Solvents [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	204,600
Hashimoto Public-Interest Civil Action [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	126,500
Recourse Action Of Insurer [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	77,700
Civil Excess Weight [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	61,200
IR And CSL [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	348,000	R$ 407,000
Corporate Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Estimated amount at risk in main tax and social security lawsuits	15,345
Claims with possible chance of loss	R$ 186,000